VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—3.3%
Comcast Corp. Class A	91,755	$ 3,978
Meta Platforms, Inc. Class A	2,901	1,409
Walt Disney Co. (The)	35,391	4,330
		9,717

Consumer Discretionary—4.9%
Best Buy Co., Inc.	19,347	1,587
Domino’s Pizza, Inc.	3,554	1,766
eBay, Inc.	28,236	1,490
General Motors Co.	32,594	1,478
Home Depot, Inc. (The)	7,668	2,942
JD.com, Inc. ADR	41,432	1,135
NIKE, Inc. Class B	30,871	2,901
Starbucks Corp.	12,266	1,121
		14,420

Consumer Staples—4.4%
Dollar General Corp.	11,049	1,724
Hershey Co. (The)	6,459	1,256
Keurig Dr Pepper, Inc.	41,308	1,267
McCormick & Co., Inc. Non-voting Shares	40,365	3,101
Sysco Corp.	34,212	2,777
Tyson Foods, Inc. Class A	48,793	2,866
		12,991

Energy—8.8%
Chevron Corp.	18,209	2,872
ConocoPhillips	11,841	1,507
EOG Resources, Inc.	21,716	2,776
ONEOK, Inc.	27,811	2,230
Ovintiv, Inc.	91,938	4,772
Phillips 66	20,079	3,280
Pioneer Natural Resources Co.	20,828	5,467
Schlumberger N.V.	26,816	1,470
TC Energy Corp.	36,073	1,450
		25,824

Financials—25.5%
Allstate Corp. (The)	17,120	2,962
Aon plc Class A	4,394	1,466
Bank of America Corp.	201,759	7,651
BlackRock, Inc. Class A	3,464	2,888
Capital One Financial Corp.	21,439	3,192
Cincinnati Financial Corp.	23,733	2,947
Citigroup, Inc.	64,967	4,108
Citizens Financial Group, Inc.	88,751	3,221
Global Payments, Inc.	22,885	3,059
Goldman Sachs Group, Inc. (The)	3,639	1,520
Intercontinental Exchange, Inc.	19,015	2,613
Jack Henry & Associates, Inc.	16,719	2,904
JPMorgan Chase & Co.	34,525	6,915
	Shares	Value

Financials—continued
MarketAxess Holdings, Inc.	6,539	$ 1,434
Morgan Stanley	45,425	4,277
MSCI, Inc. Class A	4,903	2,748
Nasdaq, Inc.	71,296	4,499
PNC Financial Services Group, Inc. (The)	38,181	6,170
T. Rowe Price Group, Inc.	22,078	2,692
Truist Financial Corp.	81,862	3,191
U.S. Bancorp	98,135	4,387
		74,844

Health Care—12.2%
Abbott Laboratories	11,652	1,324
Addus HomeCare Corp.(1)	14,082	1,455
Agilent Technologies, Inc.	35,468	5,161
Edwards Lifesciences Corp.(1)	47,869	4,574
Globus Medical, Inc. Class A(1)	49,803	2,671
Medtronic plc	48,062	4,189
Merck & Co., Inc.	10,886	1,436
Teleflex, Inc.	22,296	5,043
Thermo Fisher Scientific, Inc.	7,568	4,399
Veeva Systems, Inc. Class A(1)	12,303	2,851
Zoetis, Inc. Class A	15,207	2,573
		35,676

Industrials—12.5%
Genpact Ltd.	79,836	2,631
Honeywell International, Inc.	13,044	2,677
IDEX Corp.	5,920	1,445
L3Harris Technologies, Inc.	25,721	5,481
Leidos Holdings, Inc.	22,873	2,998
MonotaRO Co., Ltd. Unsponsored ADR	244,932	2,934
RB Global, Inc.	37,263	2,838
Stanley Black & Decker, Inc.	55,272	5,413
TransUnion	72,894	5,817
Xylem, Inc.	33,425	4,320
		36,554

Information Technology—7.5%
Autodesk, Inc.(1)	10,885	2,835
Intel Corp.	45,327	2,002
Intuit, Inc.	8,723	5,670
Microsoft Corp.	7,357	3,095
Salesforce, Inc.	4,860	1,464
Teledyne Technologies, Inc.(1)	6,308	2,708
Texas Instruments, Inc.	7,882	1,373
Trimble, Inc.(1)	23,563	1,517
Tyler Technologies, Inc.(1)	3,187	1,354
		22,018

Materials—4.0%
Ball Corp.	61,936	4,172
Celanese Corp. Class A	8,300	1,427
LyondellBasell Industries N.V. Class A	25,853	2,644
	Shares	Value

Materials—continued
Pan American Silver Corp.	161,026	$ 2,428
Sealed Air Corp.	30,545	1,136
		11,807

Real Estate—9.9%
Alexandria Real Estate Equities, Inc.	70,001	9,024
Crown Castle, Inc.	13,679	1,448
Invitation Homes, Inc.	80,184	2,855
Mid-America Apartment Communities, Inc.	21,245	2,795
Rexford Industrial Realty, Inc.	109,078	5,486
SBA Communications Corp. Class A	26,534	5,750
Sun Communities, Inc.	11,749	1,511
		28,869

Utilities—6.0%
American Water Works Co., Inc.	19,634	2,400
Eversource Energy	120,594	7,208
NextEra Energy, Inc.	99,921	6,386
WEC Energy Group, Inc.	17,246	1,416
		17,410

Total Common Stocks (Identified Cost $247,364)		290,130

Total Long-Term Investments—99.0% (Identified Cost $247,364)		290,130

TOTAL INVESTMENTS—99.0% (Identified Cost $247,364)		$290,130
Other assets and liabilities, net—1.0%		3,025
NET ASSETS—100.0%		$293,155

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	94%
Canada	2
Netherlands	1
Bermuda	1
Ireland	1
Japan	1
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$290,130	$290,130
Total Investments	$290,130	$290,130
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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